Bank Owned Life Insurance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments, All Other Investments [Abstract]
Payment to Acquire Life Insurance Policy, Investing Activities	$ 0	$ 1,900,000	$ 2,000,000
Bank Owned Life Insurance (BOLI)	21,501,647	21,237,893
Life Insurance, Corporate or Bank Owned, Change in Value	540,000	540,000	506,000
BOLI death benefits	$ 138,609	$ 0	$ 654,133